Intangible Assets, Net (Summary of the Company's Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 99,975	$ 71,058
Accumulated Amortization	(47,438)	(29,724)
Impairment	(44,077)	(28,999)
Net Carrying Amount	8,460	12,335
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	34,296	30,497
Accumulated Amortization	(17,883)	(13,178)
Impairment	(10,925)	(9,208)
Net Carrying Amount	5,488	8,111
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,413	7,113
Accumulated Amortization	(6,585)	(5,747)
Impairment	0	0
Net Carrying Amount	828	1,366
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,688	8,241
Accumulated Amortization	(4,495)	(872)
Impairment	(14,088)	(7,369)
Net Carrying Amount	105	0
Trademarks and domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,151	15,954
Accumulated Amortization	(6,305)	(5,523)
Impairment	(13,279)	(9,758)
Net Carrying Amount	567	673
Cinema advertising slot rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		3,199
Accumulated Amortization		(2,625)
Impairment		0
Net Carrying Amount		574
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,427	6,054
Accumulated Amortization	(12,170)	(1,779)
Impairment	(5,785)	(2,664)
Net Carrying Amount	$ 1,472	$ 1,611